Net Income Per Common Share (Tables)	9 Months Ended
Sep. 30, 2019
Earnings Per Share [Abstract]
Schedule of Net Income Per Common Share

	Three months ended	Three months ended
	September 30, 2019	September 30, 2018

Numerator:
Net income (loss)	$(3,196,401)	$2,618,334

Denominator:
Weighted average common shares outstanding	9,857,162	6,266,468
Effect of dilutive shares	-	1,334,503
Diluted	9,857,162	7,600,971

Net income per common share:
Basic	$(0.32)	$0.42
Diluted	$(0.32)	$0.34

	Nine months ended	Nine months ended
	September 30, 2019	September 30, 2018

Numerator:
Net income (loss)	$4,027,330	$(5,034,538)

Denominator:
Weighted average common shares outstanding	8,853,850	6,126,544
Effect of dilutive shares	753,598	-
Diluted	9,607,448	6,126,544

Net income per common share:
Basic	$0.45	$(0.82)
Diluted	$0.42	$(0.82)